Net Loss Per Share - Calculation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 14, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss		$ (243,977)	$ (50,078)	$ (237,950)	$ (250,006)	$ (127,007)
Effect of dilutive securities:
Interest expense to be recognized upon conversion of Convertible Notes		0	(55,185)	(32,330)	0	0
Numerator for diluted EPS - Net loss after the effect of dilutive securities		$ (243,977)	$ (105,263)	$ (270,280)	$ (250,006)	$ (127,007)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic (in shares)		226,410	222,276	224,301	120,886	4,385
Convertible Notes (in shares)		0	24,855	24,855	0	0
Diluted weighted average shares (in shares)		226,410	247,131	249,156	120,886	4,385
Net loss per share of common stock:
Basic (in dollars per share)		$ (1.08)	$ (0.23)	$ (1.06)	$ (2.07)	$ (28.96)
Diluted (in dollars per share)		$ (1.08)	$ (0.43)	$ (1.08)	$ (2.07)	$ (28.96)
Convertible notes
Debt Instrument [Line Items]
Write off of unamortized debt discount	$ 21,000		$ 62,300	$ 62,300
Interest expense			$ 7,100	$ 30,000